Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds V
Prospectus Date	rr_ProspectusDate	Aug. 10, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Low Duration Bond Portfolio

(the “Fund”)

Investor A1, Investor C2 and Investor C3 Shares

Supplement dated December 4, 2018 to the Summary Prospectus and Prospectus,

dated August 10, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Fees and Expenses of the Fund” and the section in the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C2 Shares	Investor C3 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None [1]	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [2]	None [3]	None [3]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A1 Shares	Investor C2 Shares	Investor C3 Shares
Management Fee[4,5]	0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	0.10%	0.40%	0.90%
Other Expenses[5,6,7]	0.21%	0.25%	0.38%
Interest Expense[6,7]	—	—	—
Other Expenses of the Fund[5]	0.21%	0.25%	0.38%
Total Annual Fund Operating Expenses[7]	0.60%	0.94%	1.57%
Fee Waivers and/or Expense Reimbursements[4,8]	(0.10)%	(0.14)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,8]	0.50%	0.80%	1.30%
[1]
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

[2]
A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

[3]
A CDSC of 1.00% is assessed on certain redemptions of Investor C2 Shares or Investor C3 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[5]	Management Fee and Other Expenses have been restated to reflect current fees.
[6]
Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements or dollar rolls. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.09% for each of Investor A1 Shares, Investor C2 Shares and Investor C3 Shares.

[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the most recent annual report, which include extraordinary expenses and do not include the restatement of Interest Expense which is estimated based on the Fund’s current investment strategies.

[8]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A1 Shares), 0.80% (for Investor C2 Shares) and 1.30% (for Investor C3 Shares) of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$51	$182	$325	$740
Investor C2 Shares	$82	$286	$506	$1,142
Investor C3 Shares	$132	$469	$830	$1,845

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On September 17, 2018, BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), was reorganized into the Fund, and the Fund adopted the performance and financial history of the Predecessor Fund as of such date. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

The last sentence in the fourth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Principal Investment Strategies of the Fund” and the last sentence in the fourth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”

BlackRock Low Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS V

BlackRock Low Duration Bond Portfolio

(the “Fund”)

Investor A1, Investor C2 and Investor C3 Shares

Supplement dated December 4, 2018 to the Summary Prospectus and Prospectus,

dated August 10, 2018, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Fees and Expenses of the Fund” and the section in the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C2 Shares	Investor C3 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None [1]	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [2]	None [3]	None [3]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A1 Shares	Investor C2 Shares	Investor C3 Shares
Management Fee[4,5]	0.29%	0.29%	0.29%
Distribution and/or Service (12b-1) Fees	0.10%	0.40%	0.90%
Other Expenses[5,6,7]	0.21%	0.25%	0.38%
Interest Expense[6,7]	—	—	—
Other Expenses of the Fund[5]	0.21%	0.25%	0.38%
Total Annual Fund Operating Expenses[7]	0.60%	0.94%	1.57%
Fee Waivers and/or Expense Reimbursements[4,8]	(0.10)%	(0.14)%	(0.27)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,8]	0.50%	0.80%	1.30%
[1]
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

[2]
A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

[3]
A CDSC of 1.00% is assessed on certain redemptions of Investor C2 Shares or Investor C3 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

[4]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[5]	Management Fee and Other Expenses have been restated to reflect current fees.
[6]
Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements or dollar rolls. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.09% for each of Investor A1 Shares, Investor C2 Shares and Investor C3 Shares.

[7]
The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the most recent annual report, which include extraordinary expenses and do not include the restatement of Interest Expense which is estimated based on the Fund’s current investment strategies.

[8]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 37, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.50% (for Investor A1 Shares), 0.80% (for Investor C2 Shares) and 1.30% (for Investor C3 Shares) of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$51	$182	$325	$740
Investor C2 Shares	$82	$286	$506	$1,142
Investor C3 Shares	$132	$469	$830	$1,845

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. On September 17, 2018, BlackRock Low Duration Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), was reorganized into the Fund, and the Fund adopted the performance and financial history of the Predecessor Fund as of such date. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

The last sentence in the fourth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Principal Investment Strategies of the Fund” and the last sentence in the fourth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Dollar Rolls Risk” and “Reverse Repurchase Agreements Risk.”